Label	Element	Value
First Investors Special Situations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fief_SupplementTextBlock
SUPPLEMENT DATED MARCH 14, 2018

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2018

In “The Funds Summary Section” of the First Investors Income and Equity Funds Prospectus for the Special Situations Fund, the last two rows of the table headed “Average Annual total Returns For Periods Ended December 31, 2017” are deleted and replaced with the following:

Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)**	7.84%	13.01%	8.17%	11.14%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	14.65%	14.12%	8.71%	12.13%
**The Fund changed its primary broad-based securities index to the Russell 2000 Value Index from the Russell 2000 Index as of March 14, 2018. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategy.

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Please retain this Supplement for future reference.

IELP0314

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Special Situations Fund